Revenues (Details) - Schedule of sale of farms - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of sale of farms [Abstract]
Sale of farm	R$ 102,011	R$ 83,179	R$ 238,414
Adjustment to present value	(16,245)	(11,687)	(61,192)
Gross revenue from sale of farm	85,766	71,492	177,222
Sales taxes	(2,151)	(2,610)	(6,469)
Cost of sale of farm	(30,518)	(7,462)	(27,941)
Gain from sale of farm	53,097	61,420	142,812
Selling expenses			(35)
Income tax and social contribution	(1,815)	(2,201)	(5,459)
Net gain from sale of farms	R$ 51,282	R$ 59,219	R$ 137,318